Income Taxes - Unrecognized Tax Benefits Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of reconciliation of unrecognized tax benefits activity [Roll Forward]
Unrecognized Tax Benefits – Beginning	$ 2,157	$ 2,062
Gross increases – tax positions in prior period	1	0
Gross decreases – tax positions in prior period	(3)	0
Gross increase – current-period tax positions	61	95
Unrecognized Tax Benefits – Ending	$ 2,216	$ 2,157